Document and Entity Information	Aug. 27, 2021
Cover [Abstract]
Entity Registrant Name	SYKES ENTERPRISES INC
Amendment Flag	false
Entity Central Index Key	0001010612
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Aug. 27, 2021
Entity Incorporation State Country Code	FL
Entity File Number	0-28274
Entity Tax Identification Number	56-1383460
Entity Address, Address Line One	400 North Ashley Drive
Entity Address, Address Line Two	Suite 2800
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33602
City Area Code	(813)
Local Phone Number	274-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	SYKE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false